                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21078

                     PIMCO New York Municipal Income Fund II
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: May 31

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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PIMCO New York Municipal Income Fund II
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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                            EXCHANGE                        SECURITY
                             TICKER         CUSIP            HOLDER
 SECURITY ISSUER NAME        SYMBOL        OR ISIN        MEETING DATE                   MATTER VOTED ON
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ERIE CNTY NY TOB ASSET        N/A         295095AQ6           N/A          Consent to the proposed amendments in the Indenture
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                                                                                      VOTE CAST
                             PROPOSAL BY                         VOTING               "FOR" OR
                              ISSUER OR                       RESULT: FOR,            "AGAINST"
                              SECURITY           VOTE           AGAINST,              MANAGEMENT
 SECURITY ISSUER NAME          HOLDER         CAST(Y/N?)        ABSTAIN              OR "ABSTAIN"
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ERIE CNTY NY TOB ASSET         Issuer             Y             Against                Against
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund II

By (Signature and Title)* /s/ Thomas J. Fuccillo
                          ---------------------------
                          Thomas J. Fuccillo, Secretary

Date   August 28, 2006